Current Liabilities	12 Months Ended
Dec. 31, 2018
Current Liabilities.
Current Liabilities

14. Current Liabilities

	December 31,	December 31,
	2018	2017
	(€ in thousands)
Borrowings	—	1,960
Trade payables	135	546
Social securities and other taxes	—	1,019
Pension premiums	7	—
Deferred income	545	347
Accrued expenses and other liabilities	7,473	4,622
	8,160	8,494

At December 31, 2018, current liabilities included deferred income resulting from funds received for one of our research and innovation programs.